DEBT - Roll Forward of Convertible Notes (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Debt [Roll Forward]
Conversion of convertible notes	£ (1,668,856)
Convertible Debt | Unsecured Convertible Loan Notes
Convertible Debt [Roll Forward]
Balance at beginning of period	2,676,159	£ 1,796,289
Proceeds received	2,600,000	750,000
Interest accrued	447,886	129,870
Conversion of convertible notes	(5,724,045)
Balance at end of period	0	2,676,159
Convertible Debt | Pantheon Loan Note
Convertible Debt [Roll Forward]
Balance at beginning of period	318,000	0
Proceeds received	0	318,000
Interest accrued	38,683	38,160
Interest paid	(30,110)	(38,160)
Conversion of convertible notes	(318,000)
Balance at end of period	£ 8,573	£ 318,000